Related Party Disclosures - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Employee Stock Ownership Plan 2018 | Employee Stock Option Plan
Disclosure of transactions between related parties [line items]
Number of option rights vested (in shares)		5,152,410
Cash-settled option rights, exercised (in shares)		4,921,630
Employee Stock Ownership Plan 2018 | Employee Stock Option Plan | Sean Marett
Disclosure of transactions between related parties [line items]
Number of share options held (in shares)	(230,780)
Employee Stock Ownership Plan 2019 | Chief Executive Officer Grant | Ordinary shares
Disclosure of transactions between related parties [line items]
Number of option rights vested (in shares)		4,374,963
Employee Stock Ownership Plan 2020 | Employee Stock Option Plan
Disclosure of transactions between related parties [line items]
Cash-settled option rights, exercised (in shares)		209,128
Share options outstanding (in shares)	38,968